Information on market risk and fair value of financial assets and liabilities (telecom activities) - Fair value of financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ (35,241)	€ (35,121)	€ (42,534)
Trade payables | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(11,596)	(11,551)	(11,163)
Financial debt | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(34,950)	(35,113)	(42,524)
Other financial liabilities | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(291)	(8)	(9)
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(28,080)	(27,681)	(33,058)
Level 1 of fair value hierarchy [member] | Financial debt | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(28,080)	(27,681)	(33,058)
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(6,870)	(7,432)	(9,466)
Level 2 of fair value hierarchy [member] | Trade payables | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(11,596)	(11,551)	(11,163)
Level 2 of fair value hierarchy [member] | Financial debt | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(6,870)	(7,432)	(9,466)
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	(291)	(8)	(9)
Level 3 of fair value hierarchy [member] | Other financial liabilities | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ (291)	€ (8)	€ (9)